Variable Interest Entity (Tables)	12 Months Ended
Dec. 31, 2021
Variable Interest Entity [Abstract]
Schedule of consolidated financial statements
	As of December 31,
	2021	2020
Total assets	$17,606,804	$-
Total liabilities	$8,293,662	$-

	For the Years Ended December 31,
	2021	2020
Revenue	$-	$-
Net income	$-	$-

For the Years Ended December 31,
	2021	2020
Net cash flows from operating activities	$-	$-
Net cash flows from investing activities	$-	$-
Net cash flows from financing activities	$-	$-